Unearned Premiums (Details) - Schedule of unearned premiums - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross [Member]
Schedule of unearned premiums [Abstract]
Opening balance	$ 328,726	$ 277,268	$ 206,214
Premiums written	581,847	545,582	467,273
Premiums earned	(556,541)	(494,124)	(396,219)
Total	354,032	328,726	277,268
Reinsurers’ Share [Member]
Schedule of unearned premiums [Abstract]
Opening balance	(64,124)	(50,077)	(33,917)
Premiums written	(186,483)	(162,973)	(128,863)
Premiums earned	180,088	148,926	112,703
Total	(70,519)	(64,124)	(50,077)
Net [Member]
Schedule of unearned premiums [Abstract]
Opening balance	264,602	227,191	172,297
Premiums written	395,364	382,609	338,410
Premiums earned	(376,453)	(345,198)	(283,516)
Total	$ 283,513	$ 264,602	$ 227,191